       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 2012.
                                                             FILE NOS. 333-65118
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933                         [  ]

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 35                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                     [  ]

                                  Amendment No. 36                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6121
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        Guarantor's Telephone Number, including Area Code: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6121
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on July 16, 2012 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on April 30, 2012, Accession No. 0000950123-12-007295.

A supplement dated July 16, 2012 to the Prospectus is included in Part A of this Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on April 30, 2012, Accession No. 0000950123-12-
007295.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
            Polaris Platinum II Variable Annuity dated April 30, 2012
                Polaris II Variable Annuity dated April 30, 2012
            Polaris Choice III Variable Annuity dated April 30, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
            Polaris Choice III Variable Annuity dated April 30, 2012

                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

--------------------------------------------------------------------------------

The date of the prospectuses is hereby changed to July 16, 2012. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to July 16, 2012.

The following Variable Portfolio is available as an investment option:

Variable Portfolio:                    Managed by:                         Trust:                    Asset Class:
-------------------                    ---------------------------------   -----------------------   ------------
SunAmerica Dynamic Strategy Portfolio  SunAmerica Asset Management Corp.   SunAmerica Series Trust   BALANCED
                                       and AllianceBernstein L.P.


The following disclosure regarding the SunAmerica Dynamic Strategy Portfolio is added to the INVESTMENT OPTIONS section of the prospectus:

       SAAMCo is the investment adviser of the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Strategy Portfolio. The Dynamic Strategy Portfolio invests part of its assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

       The Dynamic Strategy Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

The SunAmerica Dynamic Strategy Portfolio is added to the OPTIONAL LIVING BENEFITS section of the prospectus for the following Variable Annuities:

     - If you purchased Polaris Choice III and elected either the SunAmerica Income Plus or SunAmerica Income Builder living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect SunAmerica Income Plus and SunAmerica Income Builder?" specifically under Flexible Allocation Option 2 and Flexible Allocation -- Build-Your-Own Option 4 Investment Group B Equity.

     - If you purchased Polaris Choice III and elected the MarketLock For Life living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect MarketLock For Life?" specifically under Investment Requirement Option 2 and Option 4 Investment Group B Equity.

     - If you purchased Polaris Choice III or Polaris Platinum II and elected either the MarketLock Income Plus and MarketLock For Life Plus living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?" specifically under Investment Requirement Option 3 and if applicable, Option 4 Investment Group B Equity.

     - If you purchased Polaris Platinum II and elected the MarketLock For Life living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect MarketLock For Life?" specifically under Investment Requirement Option 3 and Option 4 Investment Group B Equity.

Date: July 16, 2012

                Please keep this Supplement with your Prospectus

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
            Polaris Platinum II Variable Annuity dated April 30, 2012
                Polaris II Variable Annuity dated April 30, 2012
            Polaris Choice III Variable Annuity dated April 30, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
            Polaris Choice III Variable Annuity dated April 30, 2012

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

The date of the Statement of Additional Information for these variable annuities is hereby changed to July 16, 2012.






Date: July 16, 2012

         Please keep this Supplement with your Statement of Information

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Separate Account and consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, File Nos. 333-157199 and 811-03859, filed on April 26, 2012, Accession No.
0000950123-12-006772:


Variable Separate Account Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Statements of Assets and Liabilities, December 31, 2011
     -   Schedules of Portfolio Investments, December 31, 2011
     -   Statements of Operations, for the year ended December 31, 2011
     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011
     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated
     -   Notes to Financial Statements

SunAmerica Annuity and Life Assurance Company Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheets -- December 31, 2011 and 2010
     - Consolidated Statements of Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009
     - Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009
     - Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009
     - Consolidated Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and 2009
     -   Notes to Consolidated Financial Statements


The following statutory financial statements of American Home Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on April 30, 2012, Accession No. 0000950123-12-007295:


American Home Assurance Company Financial Statements:
     -   Report of Independent Auditors
     - Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2011 and 2010
     - Statutory Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009
     - Statutory Statements of Cash Flow for the years ended December 31, 2011, 2010 and 2009
     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolution Establishing Separate Account....................................  1
(2)   Form of Custody Agreements..................................................  Not Applicable
(3)   (a)  Form of Distribution Contract..........................................  1
      (b)  Selling Agreement......................................................  1
(4)   Variable Annuity Contract
      (a)  Polaris Choice II Group Annuity Certificate............................  3
      (b)  Polaris Choice II Individual Annuity Contract..........................  3
      (c)  Maximum Anniversary Value Optional Death Benefit Endorsement...........  7
      (d)  Purchase Payment Accumulation Optional Death Benefit Endorsement.......  7
      (e)  Optional Death Benefit Enhancement Endorsement.........................  3
      (f)  Optional Income Protector Endorsement..................................  3
      (g)  Guaranteed Minimum Account Value Endorsement...........................  6
      (h)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options...  7
      (i)  Standard Death Benefit Endorsement.....................................  7
      (j)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement......................................................  11
      (k)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two
           Lives Endorsement......................................................  11
      (l)  Polaris Choice III Individual Variable Annuity Contract................  12
      (m)  Nursing Home Rider.....................................................  12
      (n)  Form of Extended Legacy Program Guide..................................  18
(5)   Application for Contract
      (a)  Participant Enrollment Form............................................  3
      (b)  Annuity Application....................................................  3

(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation.........................  16
      (b)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation..........................................................  16
      (c)  Amended and Restated By-Laws...........................................  16
(7)   Reinsurance Contract........................................................  14
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement.......................  21
      (b)  SunAmerica Series Trust Fund Participation Agreement...................  21
      (c)  American Funds Fund Participation Agreement............................  5
      (d)  Lord Abbett Fund Participation Agreement...............................  5
      (e)  Van Kampen Fund Participation Agreement................................  4
      (f)  Columbia Funds Variable Insurance Trust I Fund Participation
           Agreement..............................................................  2
      (g)  BB&T Variable Insurance Fund Participation Agreement...................  9
      (h)  American Funds Insurance Series and SunAmerica Series Trust Master-
           Feeder Fund Participation Agreement....................................  14
      (i)  Franklin Templeton Variable Insurance Products Trust Fund Participation
           Agreement..............................................................  15
      (j)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement................................................  17
      (k)  Seasons Series Trust Fund Participation Agreement......................  21
(9)   (a)  Opinion and Consent of Counsel of Depositor............................  3
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company........................................  10
(10)  Consents....................................................................  Filed Herewith
(11)  Financial Statements Omitted from Item 23...................................  Not Applicable
(12)  Initial Capitalization Agreement............................................  Not Applicable
(13)  Other
      (a)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors..............................................................  19
      (b)  Power of Attorney -- American Home Assurance Company Directors.........  20
      (c)  General Guarantee Agreement by American Home Assurance Company.........  8
      (d)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on November 24, 2006...........................................  13
      (e)  Notice of Termination of Support Agreement.............................  18
      (f)  Capital Maintenance Agreement of American International Group, Inc.....  18



--------


1 Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.



2 Incorporated by reference to Initial Registration Statement, File Nos. 333-146429 and 811-08810, filed on October 1, 2007, Accession No. 0000950148-07-
   000244.



3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.



4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.



5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.



6 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No. 0000950148-03-002354.



7 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.



8 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005,
   Accession No. 0000950129-05-008177.



9 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.



10 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.



11 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
   No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.



12 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
   No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
   Accession No. 0000950124-06-005435.



13 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 27, File Nos. 333-65118 and 811-03859, filed on December 12, 2006,
   Accession No. 0000950124-06-007493.

14 Incorporated by reference to Post-Effective Amendment No. 27 and Amendment
   No. 28, File Nos. 333-65118 and 811-03859, filed on April 30, 2007, Accession No. 0000950124-07-002508.



15 Incorporated by reference to Post-Effective Amendment 28 and Amendment 29,
   File Nos. 333-65118 and 811-03859, filed on April 30, 2008, Accession No. 0000950134-08-007943.



16 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.



17 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.



18 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
   Accession No. 0000950123-11-040070.



19 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-172003 and 811-03859, filed on April 26, 2012, Accession No. 0000950123-12-006771.



20 Incorporated by reference to Post-Effective Amendment No. 37 and Amendment
   No. 38, File Nos. 333-25473 and 811-03859, filed on April 30, 2012, Accession No. 0000950123-12-007298.



21 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121, unless otherwise noted.

NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
William J. Carr(5)               Director
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Senior Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary


--------

  (1)  21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901

  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  10816 Andora Avenue, Chatsworth, CA 91311

  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274

  (5)  147 Warrenton Drive, Houston, TX 77024

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 2, 2012, the number of Polaris Choice II and Polaris Choice III contracts funded by Variable Separate Account was 12,870 of which 7,100 were qualified contracts and 5,770 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated

(the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
    Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary


     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 12th day of July, 2012.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (On behalf of Registrant and itself)

                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------
                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief           July 12, 2012
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                    July 12, 2012
-----------------------------
MICHAEL J. AKERS


WILLIAM J. CARR*                               Director                    July 12, 2012
-----------------------------
WILLIAM J. CARR


N. SCOTT GILLIS*                  Director, Senior Vice President &        July 12, 2012
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                    July 12, 2012
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                    July 12, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                    July 12, 2012
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller       July 12, 2012
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact                July 12, 2012
-----------------------------
*MANDA GHAFERI

                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 12th day of July, 2012.


                                        AMERICAN HOME ASSURANCE COMPANY

                                        BY: /s/ SEAN T. LEONARD
                                            ------------------------------------
                                            SEAN T. LEONARD
                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           SIGNATURE                             TITLE                          DATE
           ---------                             -----                          ----

*PETER D. HANCOCK                        Chairman and Director              July 12, 2012
------------------------------
PETER D. HANCOCK


*PETER J. EASTWOOD                      Director, President and             July 12, 2012
------------------------------          Chief Executive Officer
PETER J. EASTWOOD


*SEAN T. LEONARD                   Director, Chief Financial Officer        July 12, 2012
------------------------------         and Senior Vice President
SEAN T. LEONARD


                                                Director                           , 2012
------------------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN                                  Director                    July 12, 2012
------------------------------
JAMES BRACKEN


*JOHN Q. DOYLE                                  Director                    July 12, 2012
------------------------------
JOHN Q. DOYLE



*DAVID NEIL FIELDS                              Director                    July 12, 2012
------------------------------
DAVID NEIL FIELDS


*DAVID L. HERZOG                                Director                    July 12, 2012
------------------------------
DAVID L. HERZOG


*MONIKA MARIA MACHON                            Director                    July 12, 2012
------------------------------
MONIKA MARIA MACHON


*RALPH W. MUCERINO                              Director                    July 12, 2012
------------------------------
RALPH W. MUCERINO


*SID SANKARAN                                   Director                    July 12, 2012
------------------------------
SID SANKARAN


*CHRISTOPHER L. SPARRO                          Director                    July 12, 2012
------------------------------
CHRISTOPHER L. SPARRO


*MARK TIMOTHY WILLIS                            Director                    July 12, 2012
------------------------------
MARK TIMOTHY WILLIS


*BY:  /s/ SEAN T. LEONARD
      ------------------------
      SEAN T. LEONARD
      ATTORNEY-IN-FACT

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(10)          Consents